Commitments and contingencies - Additional Information (Details) $ in Thousands, ¥ in Millions	1 Months Ended
	Jun. 30, 2024 vessel contract	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2024 CNY (¥) vessel	Dec. 31, 2023 USD ($) vessel	Oct. 31, 2023 vessel
Other Commitments [Line Items]
Operating lease liabilities to be paid		$ 63,900		$ 421,500
Number of vessels under contract | vessel	27				6
Number of vessels under contract, option given to customer to novate | vessel	4
Number of vessels under contract, remaining | contract	23
Number of vessels under contract, novated | vessel	13
Number of vessels under construction | vessel		37	37	40
Purchase commitment for aggregate purchase price		$ 6,208,800
Bareboat Charter Agreement
Other Commitments [Line Items]
Bareboat charter agreement		2,912,211
Vessels
Other Commitments [Line Items]
Operating lease liabilities to be paid		63,511
Other leases
Other Commitments [Line Items]
Operating lease liabilities to be paid		371
October 2024 Vessel Purchase
Other Commitments [Line Items]
Purchase commitment for aggregate purchase price		$ 747,000	¥ 5,450.0